Accounting policies - Summary of Key assumptions used in the Income and Market Approach (Detail)	12 Months Ended
	Dec. 31, 2021 $ / oz	Dec. 31, 2020 $ / oz	Dec. 31, 2021 ZAR-kg	Dec. 31, 2021 $ / oz	Dec. 31, 2020 ZAR-kg	Dec. 31, 2020 $ / oz	Dec. 31, 2019 $ / oz	Dec. 31, 2019 ZAR-kg	Dec. 31, 2019 $ / oz
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Resource value per ounce	0	76
Discount rates – real	9.00%	8.40%
Life-of-mine	6 years	7 years
Year 1 - 3 | Bottom of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,600	1,600
Year 1 - 3 | Top of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,750	1,800
Year 4
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,550	1,500	780,000	2,070	750,000	2,000	1,350	630,000	1,850